Long-Term Debt - Summary of Long-Term Debt (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Disclosure of detailed information about borrowings [abstract]
Sinking fund requirements	$ 0